Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables and Accruals
Schedule of other payables and accruals

	As of December 31,
	2016	2017
Social contributions	1,057	1,244
Unearned revenue	37,522	34,926
Accrued legal and professional fees	1,480	1,567
Accrued board of directors' fees	561	577
Accrued employee costs	5,800	5,494
Accrued off-hire	3,765	5,456
Accrued crew costs	6,132	4,027
Accrued purchases	3,553	4,227
Accrued financing cost	—	1,984
Accrued interest	27,165	27,851
Accrued payable to charterers	5,425	4,007
Other accruals	926	2,058

Total	93,386	93,418